Deferred Revenue/Income (Tables)	9 Months Ended
Sep. 30, 2021
Deferred Revenue/Income
Schedule of reconciliation in the current reporting period related to carried-forward deferred revenue/income

	Nine Months Ended September 30,
	2020	2021
Deferred revenue/income – beginning of period	485,087	1,061,254
Additions	611,030	1,376,346
Recognition	(282,991)	(560,611)
Effects on foreign exchange adjustment	(1,900)	(330)
Deferred revenue/income – end of period	811,226	1,876,659